ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Jan. 02, 2016	Jan. 03, 2015
Accumulated other comprehensive (loss) income
Cumulative translation adjustment, net of income taxes of $0			$ (30,054)	$ (32,096)
Gains on cash flow hedging derivatives, net of income taxes of $602			13	2,110
Accumulated other comprehensive loss, net of income taxes	$ (29,986)	$ (29,986)	(30,041)	(29,986)
Income tax effect on cumulative translation adjustment			0
Income tax effect on gains on cash flow hedging derivatives			8	1,168
Change in each component of Accumulated other comprehensive (loss) income, net of income taxes
Balance at the beginning of the period	(29,986)
Balance at the end of the period	(30,041)	(29,986)
Cumulative Translation Adjustment
Accumulated other comprehensive (loss) income
Accumulated other comprehensive loss, net of income taxes	(32,096)	(21,862)	(30,054)	(32,096)
Change in each component of Accumulated other comprehensive (loss) income, net of income taxes
Balance at the beginning of the period	(32,096)	(21,862)
Other comprehensive (loss) income before reclassification	(1,966)	(10,234)
Amounts reclassified from accumulated other comprehensive loss	4,008
Balance at the end of the period	(30,054)	(32,096)
Unrealized Gains (Losses) on Cash Flow Hedging Derivatives
Accumulated other comprehensive (loss) income
Accumulated other comprehensive loss, net of income taxes	2,110	983	$ 13	$ 2,110
Change in each component of Accumulated other comprehensive (loss) income, net of income taxes
Balance at the beginning of the period	2,110	983
Other comprehensive (loss) income before reclassification	(907)	1,847
Amounts reclassified from accumulated other comprehensive loss	(1,190)	(720)
Balance at the end of the period	$ 13	$ 2,110